Share Based Compensation - Summary of Assumptions Used to Determine Fair value of Share Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2014 Share Incentive Plan
Disclosure of Share-based Compensation [Line Items]
Risk free interest rate		1.50%	1.50%
Expected dividend yield		0.00%	0.00%
Contractual life		10 years	10 years
2014 Share Incentive Plan | Bottom of range
Disclosure of Share-based Compensation [Line Items]
Expected volatility range		64.00%	64.00%
Exercise multiples		$ 2.2	$ 2.2
2014 Share Incentive Plan | Top of range
Disclosure of Share-based Compensation [Line Items]
Expected volatility range		65.00%	65.00%
Exercise multiples		$ 2.8	$ 2.8
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure of Share-based Compensation [Line Items]
Risk free interest rate			1.60%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility range			55.00%
Exercise multiples	$ 2.8		$ 2.8
Contractual life	10 years	10 years	10 years
2017 Restricted Share Scheme and 2017 Option Plan | Bottom of range
Disclosure of Share-based Compensation [Line Items]
Risk free interest rate	2.97%	2.10%
Expected volatility range	50.00%	55.00%
Exercise multiples		$ 2.2
2017 Restricted Share Scheme and 2017 Option Plan | Top of range
Disclosure of Share-based Compensation [Line Items]
Risk free interest rate	3.21%	2.50%
Expected volatility range	60.00%	60.00%
Exercise multiples		$ 2.8
Share-based Compensation Plans | Tencent Holdings Limited
Disclosure of Share-based Compensation [Line Items]
Risk free interest rate		1.39%	0.69%
Expected dividend yield		0.33%	0.32%
Expected volatility range		30.00%	35.00%
Exercise multiples		$ 7	$ 2.5
Contractual life		7 years	7 years